Loans Payable to Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Loan Payable [Abstract]
Loans Payable to Stockholders [Text Block]
6.    Loans Payable to Stockholders

On August 6, 2013, the Company entered into the Note and Warrant Purchase Agreement (the “Summit Agreement”) with Summit Resources, Inc. (“Summit”), an affiliate of Steve Antoline, a director of the Company, pursuant to which Summit acquired (a) a promissory note (the “Summit Note”) bearing simple interest at a rate of 10% per annum, in an aggregate principal amount of $600,000 and (b) a five year warrant to purchase 1,000,000 shares of common stock at an exercise price of $1.10 per share. The fair value of these warrants was estimated to be $134,117, which was recorded as a discount to the promissory note, and will be accreted based on the repayment of the obligation. In accordance with the terms of the Summit Agreement, up to $150,000 of the gross proceeds received by the Company from the sale of each LAESI instrument shall be used to repay the principal amounts due under the Summit Note. The Company repaid $323,915 as of September 30, 2014. Accretion expense of $72,404 was recognized during the nine months ended September 30, 2014, while no accretion expense was recorded in 2013. The outstanding balance, net of discount, was $214,372 as of September 30, 2014. As of September 30, 2014, a total of $125,000 in accounts receivable has been pledged to Summit.

From March 26, 2014 through September 30, 2014, the Company received advances equal to an aggregate of $1,415,000 from Summit. During 2014, in exchange for a portion of the advances received through September 30, 2014, the Company entered into Note and Warrant Purchase Agreements and issued (a) one-year promissory notes bearing simple interest at the rate of 10% per annum to Summit in an aggregate principal amount of $1,415,000 and (b) five-year warrants to purchase up to 1,415,000 shares of common stock at an exercise price of $0.80 per share. On June 3, 2014, the Board approved an increase in the total offering amount of the promissory notes issuable to $1,500,000 from $900,000. The fair value of these warrants was estimated to be $101,777, which was recorded as a discount to the promissory note, and will be accreted based on the repayment of the obligation. The outstanding balance, net of discount, was $1,313,823 as of September 30, 2014. Subsequent to September 30, 2014, the Company repaid $75,000 to Summit.

From March 5, 2014 through September 30, 2014, the Company received advances equal to an aggregate of $195,000 from Stanley Hostler, a director of the Company. Subsequent to September 30, 2014, the Company repaid $100,000 to Stanley Hostler. No terms of repayment have been specified on the remaining aforementioned advances as of the filing date. In addition, the Company received advances equal to an aggregate of $20,000 from Steve Turner, a director and CEO of the Company. Subsequent to September 30, 2014, the Company repaid $20,000 to Steve Turner.

From March 13, 2014 through September 30, 2014, the Company received advances equal to an aggregate of $1,640,000 from El Coronado Holdings, LLC, (“El Coronado”), Scott Segal and Leo Harris. Josiah Austin is the managing member of El Coronado and a director of the Company. Scott Segal and Leo Harris are also directors of the Company. On April 2, 2014, the Board approved an offering of up to $300,000 in convertible one year promissory notes. On June 3, 2014, the Board approved an increase in the total offering amount of convertible notes issuable to $2,000,000 (the “Related Party Offering”). On September 25, 2014, the Board approved a subsequent increase in the total offering amount of convertible notes issuable to $3,000,000. In exchange for each advance, the Company entered into a Note Purchase Agreement, and issued a convertible one-year promissory note bearing simple interest at a rate of 10% per annum to the directors. Each $100,000 of outstanding principal and accrued unpaid interest underlying the note is automatically convertible into securities of the Company issued in a subsequent financing pursuant to which the Company raises at least $2,000,000 in gross proceeds (“Subsequent Financing”) at a conversion price that shall be equal to the purchase price payable for the securities issued in any such Subsequent Financing. Subsequent to September 30, 2014, the Company converted these notes into 849,697 shares of preferred stock and issued warrants to purchase common stock in an aggregate amount of 3,398,788 shares to El Coronado, Scott Segal, and Leo Harris. (See Note 18, Subsequent Events).

4. Loans Payable to Stockholders

During 2011 and 2012, the Company issued convertible promissory notes in an aggregate principal amount equal to $2,898,216 to various board members, their spouses and other related parties. The notes accrued simple interest at a rate of 10% per annum and were due and payable 60 to 180 days from the date of issue. At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share. The noteholders signed multiple addendums to the notes agreeing to extend the maturity date. On March 22, 2013, the Company and the noteholders amended the notes to extend the maturity date to May 31, 2013 and reduce the conversion price to $0.50 per share. Prior to June 30, 2013, the Company entered into certain Conversion Agreements, which provided that if the noteholders agreed to convert the entire principal and interest balance due on these notes into common stock on or prior to June 30, 2013, the Company would issue 4,997,400 five year warrants to purchase 75% of the number of shares of common stock into which the notes are convertible at an exercise price of $1.10 per share. As a result of the issuance of these warrants, the Company estimated the fair value of the warrants and recognized $724,623 of debt conversion expense. The Company was notified of conversion of all but one note prior to June 30, 2013 and the related warrants and shares were issued on July 23, 2013. On August 6, 2013, the Company along with one board member and his spouse agreed to further extend one note for $20,000 until December 31, 2013. This note was paid in full in December 2013.

On January 3, 2013, the Company issued a convertible promissory note in an aggregate principal amount equal to $125,000 to El Coronado Holdings, Inc., an affiliate of Josiah Austin, a director of the Company. The note accrued simple interest at a rate of 10% per annum. At the option of the holder, the note, including the principal and accrued interest, was convertible into common stock of the Company at $0.50 per share. On May 1, 2013, the Company and El Coronado Holdings, LLC extended the maturity date by 60 days to May 31, 2013. The Company was notified of conversion prior to June 30, 2013 and the related warrants and shares were issued on July 23, 2013.

On January 11, 2013, the Company received an advance equal to an aggregate of $100,000 from Summit Resources, Inc. (“Summit”), an affiliate of Steve Antoline, a director of the Company. On July 23, 2013, the Company issued 200,000 shares of common stock at $0.50 per share and a warrant to purchase up to 150,000 shares of common stock with an exercise price of $1.10 per share. The warrants are exercisable for five years and contain anti-dilution provisions that expired on December 31, 2013.

On August 6, 2013, the Company entered into the Note and Warrant Purchase Agreement (the “Summit Agreement”) with Summit, an affiliate of Steve Antoline, a director of the Company, pursuant to which Summit acquired (a) a promissory note (the “Summit Note”) bearing simple interest at a rate of 10% per annum, in an aggregate principal amount of $600,000 and (b) a five year warrant to purchase 1,000,000 shares of common stock at an exercise price of $1.10 per share. The fair value of these warrants was estimated to be $134,117, which was recorded as a discount to the promissory note, and will be accreted based on the repayment of the obligation. No accretion expense was recognized in 2013. In accordance with the terms of the Summit Agreement, up to $150,000 of the gross proceeds received by the Company from the sale of each LAESI instrument shall be used to repay the principal amounts due under the Summit Note.